Share of Equity Accounted Investments' Profit - Summary of Analysis of Share of Joint Ventures' and Associates' Profit After Tax (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Group share of:
Revenue		€ 25,129	€ 23,241	[1]	€ 21,653	[1]
Group operating profit		2,494	2,071	[1]	1,927	[1]
Profit on disposals		(1)	(27)		54
Profit before finance costs		2,493	2,044	[1]	1,981	[1]
Profit before tax from continuing operations		2,115	1,741	[1]	1,685	[1]
Income tax expense		(477)	(396)	[1]	(12)	[1]
Group profit for the financial year		1,948	2,521	[1]	1,919	[1]
Continuing operation [Member]
Group share of:
Revenue		25,129	23,241		21,653
Group operating profit		2,494	2,071		1,927
Associates [member] | Continuing operation [Member]
Group share of:
Revenue		615	603		534
EBITDA (as defined)	[2]	68	63		58
Depreciation and amortisation		(35)	(34)		(33)
Group operating profit		33	29		25
Profit on disposals			3
Profit before finance costs		33	32		25
Finance costs (net)		(12)	(9)		(9)
Profit before tax from continuing operations		21	23		16
Income tax expense		(2)	(4)		(3)
Group profit for the financial year		19	19		13
Joint ventures [member] | Continuing operation [Member]
Group share of:
Revenue		634	603		517
EBITDA (as defined)	[2]	70	51		71
Depreciation and amortisation		(24)	(22)		(27)
Group operating profit		46	29		44
Profit on disposals
Profit before finance costs		46	29		44
Finance costs (net)			1		(1)
Profit before tax from continuing operations		46	30		43
Income tax expense		(5)	(1)		(4)
Group profit for the financial year		41	29		39
Joint ventures and associates [member] | Continuing operation [Member]
Group share of:
Revenue		1,249	1,206		1,051
EBITDA (as defined)	[2]	138	114		129
Depreciation and amortisation		(59)	(56)		(60)
Group operating profit		79	58		69
Profit on disposals			3
Profit before finance costs		79	61		69
Finance costs (net)		(12)	(8)		(10)
Profit before tax from continuing operations		67	53		59
Income tax expense		(7)	(5)		(7)
Group profit for the financial year		€ 60	€ 48		€ 52

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.
[2]	EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges and profit on disposals.